Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill balance, net	$ 12,444,000		$ 12,444,000	[1]
Goodwill impairment	0		0
Carrying value of intangible assets, exceeding the fair value			30,100,000
IMPAIRMENT OF INTANGIBLE ASSETS			30,142,000	[1]
Amortization of other intangible assets	$ 4,041,000		$ 9,907,000	[1]		$ 12,304,000	[1]

[1]	See Note 1a(ii).